Supplement dated September 23, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Global Fund	7/1/2015
Effective on or about November 30, 2015 (the Effective Date), Marsico Capital Management, LLC no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC provides day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name will change to Columbia Select Global Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Columbia Marsico Global Fund are deleted and replaced with Columbia Select Global Growth Fund. In addition, the following changes are hereby made in the Fund’s prospectus:
As of the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of companies organized or located outside of the United States or doing business outside of the United States (unless market conditions are not deemed favorable by the portfolio managers, in which case the Fund generally will invest at least 30% of net assets in such foreign securities). The Fund normally invests in common stocks and may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in companies from at least three different countries, including the United States, and may invest in companies operating in, or economically tied to, emerging market countries.
The Fund may invest without limit in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. These securities may be publicly traded in the United States or in foreign markets or both, and may be bought and sold in a foreign currency that the Fund may or may not also hold. The portfolio managers generally select foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology and technology-related sectors. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies and securities with more aggressive growth characteristics that may offer higher potential growth than the overall market.
The Fund may invest in derivatives, including forward foreign currency contracts, for hedging purposes.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
As of the Effective Date, the information under the caption "Principal Risks” in the "Summary of the Fund" section is hereby revised to add the following:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
SUP187_02_001_(09/15)

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. Investment in these instruments also subjects the Fund to counterparty risk. The Fund’s strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
As of the Effective Date, in addition to comparing its performance to that of the MSCI All Country World Index (Net), the Fund compares its performance to that of the MSCI All Country World Growth Index (Net) and the following information is added to the table of Average Annual Total Returns After Applicable Sales Charges, under the caption "Performance Information” in the "Summary of the Fund" section:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	Life of Fund
MSCI All Country World Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	5.43%	10.07%	4.27%

As of the Effective Date, the information under the caption "Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Galvin, CFA	Senior Portfolio Manager and Head of Focused Large Cap Growth	Lead Manager	November 2015
Richard Carter	Senior Portfolio Manager	Co-manager	November 2015
Todd Herget	Senior Portfolio Manager	Co-manager	November 2015
As of the Effective Date, the information under the caption “Principal Investment Strategies” in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of companies organized or located outside of the United States or doing business outside of the United States (unless market conditions are not deemed favorable by the portfolio managers, in which case the Fund generally will invest at least 30% of net assets in such foreign securities). The Fund normally invests in common stocks and may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in companies from at least three different countries, including the United States, and may invest in companies operating in, or economically tied to, emerging market countries.
The Fund may invest without limit in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. These securities may be publicly traded in the United States or in foreign markets or both, and may be bought and sold in a foreign currency that the Fund may or may not also hold. The portfolio managers generally select foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology and technology-related sectors. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies and securities with more aggressive growth characteristics that may offer higher potential growth than the overall market.
The Fund may invest in derivatives, including forward foreign currency contracts, for hedging purposes.
A combination of fundamental and quantitative analysis with risk management, including cross-correlation analysis, is used in identifying investment opportunities and constructing the Fund’s portfolio.

SUP187_02_001_(09/15)

In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
■	overall economic and market conditions; and
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
As of the Effective Date, the information under the caption "Principal Risks” in the "More Information About the Fund" section is hereby revised to add the following:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments, these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant losses for the Fund.
Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of these derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund or losses. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument). The Fund’s strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.

SUP187_02_001_(09/15)

Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
As of the Effective Date, under the caption "The Investment Manager" in the "More Information About the Fund — Primary Service Providers" section, the fifth paragraph is hereby deleted and the second paragraph is hereby superseded and replaced with the following:
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The rest of the section remains the same.
As of the Effective Date, in the "More Information About the Fund" section under the heading "Primary Service Providers", the caption "Subadviser" and the information beneath it is hereby deleted and the caption "Portfolio Manager" and the information beneath it is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Galvin, CFA	Senior Portfolio Manager and Head of Focused Large Cap Growth	Lead Manager	November 2015
Richard Carter	Senior Portfolio Manager	Co-manager	November 2015
Todd Herget	Senior Portfolio Manager	Co-manager	November 2015
Mr. Galvin joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Galvin began his investment career in 1983 and earned an undergraduate degree in finance from Georgetown University and M.B.A. from New York University.
Mr. Carter joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Carter began his investment career in 1993 and earned a B.A. from Connecticut College.
Mr. Herget joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998. Mr. Herget began his investment career in 1998 and earned a B.S. from Brigham Young University and M.B.A. from the University of Notre Dame.
Shareholders should retain this Supplement for future reference.
4
SUP187_02_001_(09/15)